Commitments and Contingencies (Details)	Nov. 08, 2013
Series B Cumulative Preferred [Member]
Loss Contingencies [Line Items]
Redeemable preferred stock percentage	8.375%
Series C Cumulative Preferred Stock [Member]
Loss Contingencies [Line Items]
Redeemable preferred stock percentage	7.25%